Assets and Liabilities Transferred to Trust Mortgage - 350 Green - Schedule of Consolidated Statements of Operations (Details) - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Assets And Liabilities Held For Transfer To Trust Mortgage [Line Items]
Cost of Revenues	$ 1,604,740	$ 1,721,105		$ 2,861,738	$ 5,634,379
Gross Profit (Loss)	152,012	513,307		1,096,057	(2,842,735)
General and administrative expenses	637,717	1,525,492		2,552,857	2,811,093
Loss on sale/replacement of EV charging stations	(8,597)	(2,160)		81,567
Total Operating Expenses	(4,004,877)	(7,203,207)		(12,415,851)	(21,646,283)
Income (Loss) From Operations	(3,852,865)	(6,689,900)		(11,319,794)	(24,489,018)
Total Other Income, net	$ (2,893,903)	$ 1,769,068		3,074,870	$ 1,259,699
350 Green [Member]
Assets And Liabilities Held For Transfer To Trust Mortgage [Line Items]
Revenues			$ 2,723
Cost of Revenues			97,988	(209,086)
Gross Profit (Loss)			(95,265)	209,086
Other operating expenses			254,036
General and administrative expenses			166,273	25,114
Loss on sale/replacement of EV charging stations			48,427
Total Operating Expenses			468,736	25,114
Income (Loss) From Operations			(564,001)	183,972
Interest income			32,699	6,352
Gain on settlement of accounts payable				155,770
Gain on settlement of debt				314,598
Loss on settlement of note receivable				(271,092)
Total Other Income, net			32,699	205,628
Net Income (Loss)			$ (531,302)	$ 389,600